Trade receivables	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Trade receivables

9. Trade receivables

	As at March 31,
	2024		2025
Trade receivables	₹	125,838	₹	124,215
Allowance for lifetime expected credit loss		(6,316)		(6,171)
	₹	119,522	₹	118,044

Non-current	₹	4,045	₹	299
Current		115,477		117,745

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	6,813	₹	6,316
Additions, net (Refer to Note 25)		640		324
Charged against allowance		(1,078)		(512)
Translation adjustment		(59)		43
Balance at the end of the year	₹	6,316	₹	6,171